Cost of improvements to concession assets (Tables)	12 Months Ended
Dec. 31, 2018
Cost Of Improvements To Concession Assets [Abstract]
Summary of Cost of Improvements to Concession Assets

Cost of improvements to concession assets are comprised of the following at December 31, 2016, 2017 and 2018:

	2016		2017		2018
Cost of improvements to concession assets	Ps.	1,676,037	Ps.	1,312,491	Ps.	1,440,204